Janus Investment Fund

Janus Government Money Market Fund

Janus Money Market Fund

Supplement dated May 5, 2017

to Currently Effective Prospectuses

Effective May 8, 2017, the following replaces the corresponding information for each of Janus Government Money Market Fund and Janus Money Market Fund (each, a “Fund”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Government Money Market Fund’s Prospectuses:

Portfolio Manager: Garrett Strum is Portfolio Manager of the Fund, which he has managed since May 2017.

2.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Money Market Fund’s Prospectuses:

Portfolio Manager: Garrett Strum is Portfolio Manager of the Fund, which he has managed since May 2017.

3.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of each Fund:

Janus Government Money Market Fund

Garrett Strum is Portfolio Manager of Janus Government Money Market Fund, which he has managed since May 2017. He is also Portfolio Manager of other Janus accounts and performs duties as an analyst. Mr. Strum joined Janus Capital in 2003 as an investment accounting administrator. He holds a Bachelor of Science degree in Business with concentrations in Finance and Real Estate from Colorado State University.

Janus Money Market Fund

Garrett Strum is Portfolio Manager of Janus Money Market Fund, which he has managed since May 2017. He is also Portfolio Manager of other Janus accounts and performs duties as an analyst. Mr. Strum joined Janus Capital in 2003 as an investment accounting administrator. He holds a Bachelor of Science degree in Business with concentrations in Finance and Real Estate from Colorado State University.

Effective May 8, 2017, references to J. Eric Thorderson are deleted in the Funds’ prospectuses.

Please retain this Supplement with your records.